Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	¥ (80,814)	$ (12,385)		¥ 193,097	¥ 196,274
Withholding Tax Percentage	10.00%	10.00%	10.00%
Undistributed earnings	¥ 268,507
Unrecognized deferred tax liability	26,851
Current tax expenses	9,073			87,197	48,019
Deferred tax benefits	(2,470)			(55,771)	(7,291)
Income tax expenses	6,603	$ 1,012		31,426	40,728
The Cayman Islands
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	¥ (29,736)			(75,926)	(42,287)
Hong Kong
Income Tax
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Two-tiered profits tax rates	8.25%	8.25%	8.25%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	¥ (47,456)		$ 2,000	68,578	59,675
PRC, excluding Hong Kong
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	¥ 1,930			179,803	178,551
Italy
Income Tax
Income tax rate (as a percent)	22.00%	22.00%	22.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	¥ (7,104)			20,012	229
Local Income tax rate (as a percent)	2.00%	2.00%	2.00%
Other
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	¥ 1,552			¥ 630	¥ 106